Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ 39	₩ 238	₩ 20
Related income tax	(38,032)	(35,235)	(1,169)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(72,326)	(165,969)	(170,510)
Actuarial profit or loss arising from: Experience adjustment	36,769	43,644	56,225
Actuarial profit or loss arising from: Demographic assumptions	(2,584)	(19,952)	(15,379)
Actuarial profit or loss arising from: Financial assumptions	121,515	113,772	(12,961)
Return on plan assets	(7,264)	(8,824)	(22,195)
Group's share of associates regarding remeasurements	39	238	20
Remeasurements	148,475	128,878	5,710
Related income tax	(38,032)	(35,235)	(1,169)
Ending balance	₩ 38,117	₩ (72,326)	₩ (165,969)